Exhibit 1

GS Mortgage Securities Corporation Trust 2018-CHILL

Commercial Mortgage Pass-Through Certificates, Series 2018-CHILL

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs & Co. LLC

8 February 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 200 West Street New York, New York 10282
Re: GS Mortgage Securities Corporation Trust 2018-CHILL Commercial Mortgage Pass-Through Certificates, Series 2018-CHILL (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.               Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.               Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,

c.                A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.               A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.               A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,

f.                 A draft of the preliminary confidential offering circular for the GS Mortgage Securities Corporation Trust 2018-CHILL securitization transaction (the “Draft Preliminary Offering Circular”) and

g.               Instructions, assumptions and methodologies, which are described in Attachment A.

A member firm of Ernst & Young Global Limited

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.       Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.       Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the collateral securing the Mortgage Loan,

iii.       Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 February 2018

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.               The Certificates will represent beneficial interests in GS Mortgage Securities Corporation Trust 2018-CHILL (the “Issuing Entity”) that will be established by the Depositor,

b.               The Issuing Entity will consist primarily of a promissory note issued by 2 Delaware limited liability companies (collectively, the “Borrowers”) evidencing a loan with floating-rate components (the “Mortgage Loan”) secured by, among other things, cross-collateralized and cross-defaulted first mortgage liens on the Borrowers’ interests in 13 temperature-controlled warehouses and distribution facilities located in six states (each, a “Property” and collectively, the “Properties”) which are comprised of fee interests in such Properties.

Procedures performed and our associated findings

1.               The Depositor provided us with:

a.               An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 February 2018 (the “Reference Date”) and

b.               Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.               As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.               Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:

a.               An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and

b.               Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.               Final Data File and

b.               Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.               Using the “First Due Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.               Using the:

a.               First Due Date,

b.               Maturity Date and

c.                Fully Extended Maturity Date

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.                 Original Term To Maturity (Mos.) and

ii.                Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

6.               The loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to:

a.               Use the “Original Term To Maturity (Mos.)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),

b.               Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),

c.                Use “0” for the fully extended amortization term of the Mortgage Loan (the “Fully Extended Amortization Term”),

d.               Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”) and

e.               Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:

i.                 The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and

ii.                The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.               Using the “Allocated Loan Amount ($)” of each Property, as shown on the Final Data File, we recalculated the “% of Initial Pool Balance” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.               Using the:

a.               Original Term To Maturity (Mos.),

b.               Original Interest-Only Period (Mos.),

c.                Fully Extended Original Term and

d.               Seasoning

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.                 Remaining Term To Maturity (Mos.),

ii.                Remaining Interest-Only Period (Mos.) and

iii.               Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

9.               Using the:

a.               Margin,

b.               LIBOR Floor and

c.                LIBOR Rounding Methodology

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 1.55400% that was provided by the Depositor, we recalculated the “Mortgage Loan Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.            Using the:

a.               Margin and

b.               LIBOR Strike Cap

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.            Using the:

a.               Original Balance ($),

b.               Mortgage Loan Rate (%),

c.                Trust Interest Rate (At LIBOR Cap) and

d.               Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 11., we recalculated the:

i.                 Trust Monthly Payment,

ii.                Trust Annual Debt Service and

iii.               Trust Annual Debt Service at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment” of the Mortgage Loan as 1/12th of the product of:

i.                 The “Original Balance ($),” as shown on the Final Data File,

ii.                The “Mortgage Loan Rate (%),” as shown on the Final Data File and

iii.               365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service” of the Mortgage Loan as the product of:

i.                 The “Original Balance ($),” as shown on the Final Data File,

ii.                The “Mortgage Loan Rate (%),” as shown on the Final Data File and

iii.               365/360.

Attachment A Page 5 of 5

11.  (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap” of the Mortgage Loan as the product of:

i.                 The “Original Balance ($),” as shown on the Final Data File,

ii.                The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File and

iii.               365/360.

12.            Using the:

a.          Trust Annual Debt Service,

b.          Trust Annual Debt Service at LIBOR Cap,

c.           Underwritten Net Operating Income ($),

d.          Underwritten Net Cash Flow ($),

e.          Cut-off Date Balance ($),

f.            Balloon Balance ($),

g.          Appraised Value ($) and

h.          Units, Pads, Rooms, Sq Ft

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.                 Underwritten NOI DSCR (x),

ii.                Underwritten NCF DSCR (x),

iii.               NCF DSCR at LIBOR Cap,

iv.              Underwritten NOI Debt Yield,

v.                Underwritten NCF Debt Yield,

vi.              Cut-off Date LTV Ratio (%),

vii.             LTV Ratio at Maturity (%) and

viii.            Loan Per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x)” and “NCF DSCR at LIBOR Cap” to two decimal places and the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,”  “Cut-off Date LTV Ratio (%)” and “LTV Ratio at Maturity (%)” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	16 January 2018

Amendment to Mortgage Loan Agreement (see Notes 1 and 2)	Not Dated

Mortgage Loan Agreement (see Note 2)	16 January 2018

Interest Rate Cap Agreement	31 January 2018

Cash Management Agreement	16 January 2018

Settlement Statement	16 January 2018

Guaranty Agreement	16 January 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	10 January 2018

Addendum Letter to Appraisal Reports	25 January 2018

Engineering Reports	4 January 2018

Underwriter’s Summary Report	21 January 2018

Phase I Environmental Reports	January 2018

Insurance Review Document	11 January 2018

Proforma Title Policies	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Property Management Agreement	January 2018

Exhibit 1 to Attachment A Page 2 of 2

Notes:

1.               For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft amendment to mortgage loan agreement Source Document provided by the Depositor on 5 February 2018 as fully executed, which is referred to as the “Amendment to Mortgage Loan Agreement.”

2.               The mortgage loan agreement and amendment to mortgage loan agreement Source Documents are referred to collectively as the “Loan Agreement.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Year Built	Appraisal Report
General Property Type	Appraisal Report
Detailed Property Type	Underwriter’s Summary Report
Units, Pads, Rooms, Sq Ft	Underwriter’s Summary Report
Unit Description	Underwriter’s Summary Report
Occupancy (%)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Warehouse Cubic Feet	Underwriter’s Summary Report
Temperature Controlled SF	Appraisal Report
Office / Support SF	Appraisal Report
Clear Ceiling Height Feet	Appraisal Report
# Dock Doors	Appraisal Report
Customer #1	Underwriter’s Summary Report
Customer #2	Underwriter’s Summary Report
Customer #3	Underwriter’s Summary Report
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Appraisal Report and Addendum Letter to Appraisal Reports
Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date (see Note 3)	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document
Environmental Insurance Required (Y/N)	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information: (see Note 4)

Characteristic	Source Document
2014 EGI Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 EGI Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 EGI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
Most Recent Date (if past 2016)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2016) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Settlement Statement
Ongoing Insurance Reserve ($)	Settlement Statement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Replacement Reserve ($)	Settlement Statement
Upfront TI/LC Reserve ($)	Settlement Statement
Upfront Environmental Reserve ($)	Settlement Statement
Upfront Deferred Maintenance Reserve ($)	Settlement Statement
Upfront Debt Service Reserve ($)	Settlement Statement
Upfront RE Tax Reserve ($)	Settlement Statement
Upfront Insurance Reserve ($)	Settlement Statement
Upfront Other Reserve ($)	Settlement Statement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan Information:

Characteristic	Source Document

Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Origination Date	Loan Agreement
Allocated Loan Amount ($) (see Note 5)	Loan Agreement
Original Balance ($)	Loan Agreement
Due Date	Loan Agreement
First Due Date (see Note 6)	Loan Agreement
Last IO Due Date	Loan Agreement
First P&I Due Date	Loan Agreement
Maturity Date	Loan Agreement
Extension Options (Yes/No)	Loan Agreement
Extension Options (num/mos)	Loan Agreement
Extension Spread Increase Description	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Fourth Extension Fee	Loan Agreement
Fifth Extension Fee	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Grace Period - Late Fee	Loan Agreement
Grace Period – Default	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Interest Accrual Period	Loan Agreement
Mortgage Loan Index	Loan Agreement
Float Rate Change Frequency (Mos)	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Floor	Loan Agreement
LIBOR Strike Cap	Interest Rate Cap Agreement
LIBOR Cap After Extension	Loan Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Counterparty	Interest Rate Cap Agreement
LIBOR cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Margin	Loan Agreement
Lockout Period	Loan Agreement
Prepayment Begin Date (see Note 7)	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment End Date (see Note 8)	Loan Agreement
Open Period Begin Date (see Note 9)	Loan Agreement
Open Period (Payments) (see Note 10)	Loan Agreement
Prepayment Type	Loan Agreement
Prepayment Provision	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Partially Prepayable without Penalty	Loan Agreement
Partially Prepayable without Penalty Description	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Future Debt Allowed?	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Terrorism Insurance Required	Loan Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Condominium Present?	Loan Agreement
Loan Purpose	Settlement Statement
Borrower Name	Loan Agreement
Sponsor	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Lockbox (see Note 11)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 12)	Loan Agreement and Cash Management Agreement
Cash Management Triggers	Loan Agreement and Cash Management Agreement
DSCR at Trigger Level	Loan Agreement and Cash Management Agreement
Other Subordinate Debt Balance	Loan Agreement
Other Subordinate Debt Type	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.               For the purpose of comparing the:

a.               Address,

b.               City and

c.                State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.               For the purpose of comparing the “Appraised Value ($)” characteristic for the Mortgage Loan, the Depositor instructed us to use the $491,091,579 “Portfolio Value” appraised value as shown in the addendum letter to appraisal reports Source Document, which includes a portfolio premium of approximately 3.52%. For the purpose of comparing the “Appraised Value ($)” characteristic for each Property, the Depositor instructed us to use the individual "as is” appraised value for each Property, as shown on the applicable appraisal report Source Document for each Property (even though the sum of the individual appraised values of the Properties does not equal the $491,091,579 “Appraised Value ($)” that is shown on the Preliminary Data File for the Mortgage Loan).

3.               For each Property, the applicable phase I environmental report Source Document contains a report date of “January 2018.” For the purpose of comparing the “Environmental Phase I Report Date” characteristic for each Property, the Depositor instructed us to use “1/1/2018.”

4.               For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $2 or less.

5.               For the purpose of comparing the “Allocated Loan Amount ($)” characteristic for each Property, the Depositor instructed us to use the related information in the total allocated loan amount column on schedule F, as shown in the mortgage loan agreement Source Document.

6.               For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Document.

7.               For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string, ignoring any allowable free prepayment, as shown in the applicable Source Document.

8.               For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, ignoring any allowable free prepayment, as shown in the applicable Source Document.

9.               For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, ignoring any allowable free prepayment, as shown in the applicable Source Document.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

10.            For the purpose of comparing the “Open Period (Payments)” characteristic, the Depositor instructed us to use the open period of the prepayment string, ignoring any allowable free prepayment, as shown in the applicable Source Document.

11.            For purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” for the “Lockbox” characteristic if the applicable Source Documents require income at each Property to be deposited directly into an account of the property manager and then deposited into the lockbox account by the property manager.

12.            For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:

a.               Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrowers, and

b.               Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Mortgage Loan Seller
Control Number
Loan Number
Property Name
Loan / Property Flag
Number of Properties
As Stabilized Appraised Value ($)
As Stabilized Appraisal Date
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required
Year Renovated
Environmental Phase II
Environmental Phase II Report Date
Single Tenant (Y/N)
Rent Steps Date
Largest Tenant
Largest Tenant Lease Expiration
Largest Tenant Sq Ft
Second Largest Tenant
Second Largest Tenant Lease Expiration
Second Largest Tenant Sq Ft
Third Largest Tenant
Third Largest Tenant Lease Expiration
Third Largest Tenant Sq Ft
Fourth Largest Tenant
Fourth Largest Tenant Lease Expiration
Fourth Largest Tenant Sq Ft
Fifth Largest Tenant
Fifth Largest Tenant Lease Expiration
Fifth Largest Tenant Sq Ft
Prior Securitizations
Ground Lease Y/N
Annual Ground Lease Payment ($)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extensions Options
Ground Lease Expiration Date after all Extensions
Pari Passu Split (Y/N)
Cross-Collateralized (Y/N)
Crossed Group
Letter of Credit?
Letter of Credit Balance

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Letter of Credit Description
Tenant In Common (Yes/No)?
Name of Mezzanine Lender A
Mezzanine Debt Original Amount A
Mezzanine Debt Interest Rate A
Mezzanine Gross Margin A
Mezzanine Debt Cut-Off Date Balance A
Mezzanine Debt Maturity Date A
B Note Original Amount
B Note Interest Rate
B Note Margin
B Note Annual Payment
B Note Cut-off Date Balance
B Note Balloon Balance
Whole Loan Original Balance
Whole Loan Cut-Off Date Balance
Whole Loan Balloon Balance
Whole Loan Interest Rate
Whole Loan Margin
Whole Loan Annual Payment
Whole Loan Monthly Debt Service
Whole Loan LTV
Maturity Whole Loan LTV
Whole Loan NOI DSCR
Whole Loan NCF DSCR
Whole Loan NOI Debt Yield
Whole Loan NCF Debt Yield
Whole Loan NOI DSCR at LIBOR Cap
Whole Loan NCF DSCR at LIBOR Cap
Total Loan Original Balance
Total Loan Cut-Off Date Balance
Total Debt Margin
Total Loan Interest Rate
Total Loan Annual Payment
Total Loan Monthly Debt Service
Total Loan LTV
Maturity Total Debt LTV
Total Loan NOI DSCR
Total Loan NCF DSCR
Total Debt Loan NOI Debt Yield
Total Debt Loan NCF Debt Yield
Total Debt NOI DSCR at LIBOR Cap
Total Debt NCF DSCR at LIBOR Cap
Related Group
Yield Maintenance Index
Yield Maintenance Discount

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Yield Maintenance Margin
Yield Maintenance Calculation Method
Administrative Fee Rate (%)
Exit Fee
Lockout Expiration Date

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.